UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                   Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments
September 30, 2006 (unaudited)

	No. of
Description	Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-97.77%

Argentina-2.15%

Diversified Telecommunication Services-0.15%
Nortel Inversora S.A. PNB, ADR†	45,700	$401,703

Energy Equipment & Services-0.89%
Tenaris S.A., ADR	65,500	2,317,390

Food Products-0.40%
Cresud S.A.C.I.F. y A., ADR	76,600	1,041,760

Metals & Mining-0.21%
Ternium SA, ADR†	23,200	537,312

Real Estate Management & Development-0.17%
IRSA Inversiones y Representaciones S.A., GDR†	33,900	429,174

Thrifts & Mortgage Finance-0.33%
Banco Hipotecario S.A., ADR†	192,700	850,578

Total Argentina (Cost $4,221,143)		5,577,917

Brazil-57.22%

Aerospace & Defense-0.41%
Empresa Brasileira de Aeronautica S.A., ADR	27,100	1,064,217

Airlines-1.52%
Tam S.A., PN	124,800	3,954,970

Beverages-1.73%
Companhia de Bebidas das Americas, ADR	22,600	906,712
Companhia de Bebidas das Americas, PN, ADR	79,100	3,589,558
		4,496,270

Building Products-0.47%
Duratex S.A., PN	107,900	1,230,090

Chemicals-0.29%
Braskem S.A., PNA	122,500	763,439

Commercial Banks-6.48%
Banco Itaú Holding Financeira S.A., PN	139,900	4,195,067
Investimentos Itaú S.A., PN	890,700	3,671,932
União de Bancos Brasileiros S.A., GDR	121,100	8,961,400
		16,828,399

Containers & Packaging-0.48%
Klabin S.A., PN	589,000	1,253,422

Diversified Financial Services-0.90%
Bradespar S.A., PN	69,500	2,324,136

Diversified Telecommunication Services-6.12%
Brasil Telecom Participações S.A.	217,000,000	2,528,835
Telecomunicações de São Paulo S.A., PN	78,800	1,742,602
Tele Norte Leste Participações S.A., ON	341,836	10,549,522
Telemar Norte Leste S.A., PNA	51,200	1,080,365
		15,901,324

Electric Utilities-2.86%
Centrais Elétricas Brasileiras S.A., PNB	152,400,000	3,158,913
Companhia Energética de Minas Gerais, ADR	57,100	2,241,175
Companhia Energética de Minas Gerais, PN	14,500,000	569,714
EDP - Energias do Brasil S.A.	112,700	1,443,141
		7,412,943

Food Products-1.49%
Cosan S.A. Industria e Comercio†	205,500	3,317,722
Perdigao S.A.	53,100	542,496
		3,860,218

Health Care Providers & Services-0.92%
Diagnosticos da America S.A.†	127,000	2,398,434

Independent Power Producers & Energy Traders-1.11%
AES Tiete S.A., PN	60,400,000	1,599,724
Tractebel Energia S.A.	158,500	1,284,938
		2,884,662

Internet & Catalog Retail-0.60%
Submarino SA†	79,800	1,562,183

Machinery-0.47%
Iochpe Maxion S.A., PN	148,500	1,083,482
Lupatech SA†	12,200	128,406
		1,211,888

Media-1.28%
Net Servicos de Comunicacao SA, PN†	165,646	1,490,890
Vivax S.A.†	111,900	1,841,118
		3,332,008

Metals & Mining-8.39%
Companhia Vale do Rio Doce, PNA, ADR	982,700	18,189,777
Gerdau S.A., PN	72,000	969,728
Usinas Siderúrgicas de Minas Gerais S.A., PNA	88,100	2,637,725
		21,797,230

Oil, Gas & Consumable Fuels-14.01%
Petróleo Brasileiro S.A., ADR	486,100	36,379,724

Paper & Forest Products-0.76%
Aracruz Celulose S.A., ADR	39,400	1,960,938

Personal Products-0.37%
Natura Cosmeticos S.A.	78,900	969,987

Real Estate Management & Development-0.63%
Cyrela Brazil Realty S.A. Empreendimentos e Particpações	96,500	1,644,189

Road & Rail-1.54%
All America Latina Logistica	514,000	4,001,198

Textiles, Apparel & Luxury Goods-0.86%
Companhia de Tecidos Norte de Minas S.A., PN	26,500,000	2,227,660

Tobacco-0.29%
Souza Cruz S.A.	48,000	742,883

Transportation Infrastructure-0.93%
Obrascon Huarte Lain Brasil S.A.†	211,100	2,401,737

Water Utilities-1.23%
Companhia de Saneamento Básico do Estado de Sáo Paulo, ON	12,980,000	1,554,371
Companhia de Saneamento de Minas Gerais†	175,100	1,632,439
		3,186,810

Wireless Telecommunication Services-1.08%
Vivo Participações S.A., ADR†	894,757	2,791,642

Total Brazil (Cost $85,709,832)		148,582,601

Chile-7.51%

Beverages-1.72%
Compañia Cervecerías Unidas S.A.	197,880	1,040,117
Compañia Cervecerías Unidas S.A., ADR	50,400	1,327,032
Embotelladora Andina S.A., PNA	294,613	644,098
Embotelladora Andina S.A., PNB	140,000	330,821
Embotelladora Andina S.A., PNB, ADR	79,100	1,115,310
		4,457,378

Commercial Banks-0.96%
Banco de Chile	16,906,065	1,168,908
Banco Santander Chile S.A.	30,613,969	1,336,317
		2,505,225

Diversified Telecommunication Services-0.25%
Compañia de Telecomunicaciones de Chile S.A., Series A	367,916	650,331

Electric Utilities-0.83%
Enersis S.A.	3,780,000	1,000,826
Enersis S.A., ADR	88,300	1,165,560
		2,166,386

Food & Staples Retailing-0.28%
Cencosud S.A.	280,000	724,160

Independent Power Producers & Energy Traders-0.57%
Empresa Nacional de Electricidad S.A.	1,474,568	1,485,680

Industrial Conglomerates-0.48%
Empresas Copec S.A.	123,000	1,233,547

Multiline Retail-0.24%
S.A.C.I. Falabella, S.A.	199,850	613,550

Paper & Forest Products-0.55%
Empresas CMPC S.A.	50,000	1,440,971

Water Utilities-1.63%
Inversiones Aguas Metropolitanas S.A., ADR	192,000	4,224,576

Total Chile (Cost $14,403,852)		19,501,804

Colombia-2.38%

Commercial Banks-1.17%
Bancolombia S.A., ADR	38,803	1,109,766
Corporacion Financiera Colombina	293,845	1,914,537
		3,024,303

Diversified Financial Services-0.61%
Suramericana de Inversiones S.A.	244,100	1,590,424

Metals & Mining-0.60%
Acerias Paz del Rio S.A.†	79,444,300	1,559,485

Total Colombia (Cost $4,834,332)		6,174,212

Latin America-0.40%

Venture Capital-0.40%
JPMorgan Latin America Capital Partners (Cayman), L.P.†‡	944,649	379,853
JPMorgan Latin America Capital Partners (Delaware), L.P.†‡#	1,484,267	662,265

Total Latin America (Cost $1,224,887)		1,042,118

Mexico-26.83%

Beverages-2.41%
Fomento Economico Mexicano, S.A. de C.V., ADR	64,612	6,263,487

Construction Materials-3.47%
Cemex S.A.B. de C.V., ADR†	299,356	9,004,629

Diversified Telecommunication Services-0.23%
Teléfonos de México S.A. de C.V., Class L, ADR	23,300	596,014

Food & Staples Retailing-1.84%
Wal-Mart de México, S.A. de C.V., Series V	924,640	3,144,133
Wal-Mart de México, S.A. de C.V., Series V, ADR	47,945	1,630,317
		4,774,450

Food Products-1.48%
Gruma S.A., Class B	785,000	2,399,518
Grupo Bimbo, S.A. de C.V., Series A	412,900	1,445,690
		3,845,208

Hotels, Restaurants & Leisure-0.74%
Alsea, S.A. de C.V.	466,800	1,920,464

Household Durables-3.00%
Consorcio ARA, S.A. de C.V.	384,500	1,887,410
Corporación GEO, S.A. de C.V., Series B†	783,700	3,295,477
Urbi, Desarrollos Urbanos, S.A. de C.V.†	929,400	2,615,291
		7,798,178

Media-1.80%
Grupo Televisa S.A., ADR	180,300	3,833,178
Grupo Televisa S.A., CPO	198,400	845,821
		4,678,999

Metals & Mining-2.47%
Baja Mining Corp.†	1,357,700	1,253,468
Grupo Mexico SA de C.V., Class B	1,644,732	5,148,596
		6,402,064

Transportation Infrastructure-1.52%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	116,100	3,947,400

Wireless Telecommunication Services-7.87%
América Móvil S.A. de C.V., Series L, ADR	206,600	8,133,842
America Telecom, S.A. de C.V., Series A1 Shares†	1,815,500	12,297,284
		20,431,126
Total Mexico (Cost $43,058,841)		69,662,019

Peru-0.25%

Metals & Mining-0.25%
Compania de Minas Buenaventura S.A.u., ADR (Cost $624,764)	24,200	653,400

Venezuela-0.63%

Commercial Banks-0.63%
Mercantil Servicios Financieros, C.A., ADR (Cost $1,237,752)	259,700	1,630,708

Global-0.40%

Venture Capital-0.40%
Emerging Markets Ventures I L.P.†‡# (Cost $1,297,153)	2,237,292	1,045,240

Total Equity or Equity-Linked Securities (Cost $156,612,556)		253,870,019

SHORT TERM INVESTMENTS-1.88%

Chilean Mutual Fund-0.06%
Fondo Mutuo Corporativo BancoEstado (Cost $160,554)	29,016	162,896

	Principal
	Amount (000’s)	Value
Grand Cayman-1.82%
Bank of America, overnight deposit, 4.38%, 10/02/2006* (Cost $4,715,000)	$ 4,715	4,715,000

Total Short Term Investments (Cost $4,875,554)		4,877,896

Total Investments-99.65% (Cost $161,488,110)		258,747,915

Cash and Other Assets in Excess of Liabilities-0.35%		903,123

NET ASSETS-100.00%		$259,651,038

†                                          Non-income producing security.

††                                    SEC Rule 144A security.  Such securities are traded only among “qualified institutional buyers.”

‡                                          Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#                                         As of September 30, 2006, the aggregate amount of open commitments for the Fund is $963,968.

*                                         Variable rate account. Rate resets on a daily basis: amounts are available on the same business day.

ADR                     American Depositary Receipts.

CPO                        Ordinary Participation Certificates.

GDR                       Global Depositary Receipts.

ON                              Ordinary Shares.

PN                                Preferred Shares.

PNA                      Preferred Shares, Class A.

PNB                        Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At September 30, 2006, the Fund held 0.80% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $2,522,040 and fair value of $2,087,358. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value at	Value Per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	09/30/06	Unit/Share	Net Assets	Received	Commitments

Emerging Markets Ventures I L.P.	2,226,890	01/22/98-07-01/05	$1,288,044	$1,040,380	0.47	0.40
	10,402	01//10/06	9,109	4,860	0.47	0.00
	2,237,292		1,297,153	1,045,240		0.40	$1,216,174	$262,708
J.P. Morgan Latin America Capital Partners (Cayman), L.P.	914,628	04/10/00-08/02/05	539,129	367,781	0.40	0.15
	30,021	06/27/06	30,021	12,072	0.40	0.00
	944,649		569,150	379,853		0.15	776,087	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,470,896	04/10/00-08/02/05	643,985	656,299	0.45	0.25
	13,371	03/09/06	11,752	5,966	0.45	0.00
	1,484,267		655,737	662,265		0.25	1,305,115	700,990

Total			$2,522,040	$2,087,358		0.80%	$3,297,376	$963,698

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At September 30, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $161,932,864, $99,435,838, $(2,620,787) and $96,815,051 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006